Segment Reporting - Other Income Statement Items by Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Depreciation and Amortization	$ (571,825)	$ (509,500)	$ (422,904)
Asset Impairments, Loan Loss Recoveries, and Net (Loss) Gain on Sale of Vessels, Equipment and Other Operating Assets	(112,246)	(70,175)	11,271
Equity Income (Loss)	85,639	102,871	128,114
Other Entities And Eliminations [Member]
Segment Reporting Information [Line Items]
Depreciation and Amortization	0	690	0
Equity Income (Loss)	(10,378)	(6,798)	(2,082)
Teekay Offshore [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Depreciation and Amortization	(300,011)	(274,599)	(198,553)
Asset Impairments, Loan Loss Recoveries, and Net (Loss) Gain on Sale of Vessels, Equipment and Other Operating Assets	(40,079)	(69,998)	(1,638)
Equity Income (Loss)	17,933	7,672	10,341
Teekay Offshore [Member] | Offshore Logistics [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Depreciation and Amortization	(150,813)	(130,102)	(118,968)
Asset Impairments, Loan Loss Recoveries, and Net (Loss) Gain on Sale of Vessels, Equipment and Other Operating Assets	(40,079)	(66,101)	(1,638)
Equity Income (Loss)	0	0	0
Teekay Offshore [Member] | Offshore Production [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Depreciation and Amortization	(149,198)	(137,914)	(72,905)
Asset Impairments, Loan Loss Recoveries, and Net (Loss) Gain on Sale of Vessels, Equipment and Other Operating Assets	0	0	0
Equity Income (Loss)	17,933	7,672	10,341
Teekay Offshore [Member] | Conventional Tankers [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Depreciation and Amortization	0	(6,583)	(6,680)
Asset Impairments, Loan Loss Recoveries, and Net (Loss) Gain on Sale of Vessels, Equipment and Other Operating Assets	0	(3,897)	0
Equity Income (Loss)	0	0	0
Teekay LNG [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Depreciation and Amortization	(95,542)	(92,253)	(94,127)
Asset Impairments, Loan Loss Recoveries, and Net (Loss) Gain on Sale of Vessels, Equipment and Other Operating Assets	(38,976)	0	0
Equity Income (Loss)	62,307	84,171	115,478
Teekay LNG [Member] | Liquefied Gas Carriers [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Depreciation and Amortization	(80,084)	(71,323)	(71,711)
Asset Impairments, Loan Loss Recoveries, and Net (Loss) Gain on Sale of Vessels, Equipment and Other Operating Assets	0	0	0
Equity Income (Loss)	62,307	84,171	115,478
Teekay LNG [Member] | Conventional Tankers [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Depreciation and Amortization	(15,458)	(20,930)	(22,416)
Asset Impairments, Loan Loss Recoveries, and Net (Loss) Gain on Sale of Vessels, Equipment and Other Operating Assets	(38,976)	0	0
Equity Income (Loss)	0	0	0
Teekay Tankers [Member] | Conventional Tankers [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Depreciation and Amortization	(104,149)	(71,429)	(50,152)
Asset Impairments, Loan Loss Recoveries, and Net (Loss) Gain on Sale of Vessels, Equipment and Other Operating Assets	(20,594)	771	9,955
Equity Income (Loss)	13,101	14,411	5,228
Teekay Parent [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Depreciation and Amortization	(72,123)	(71,909)	(80,072)
Asset Impairments, Loan Loss Recoveries, and Net (Loss) Gain on Sale of Vessels, Equipment and Other Operating Assets	(12,597)	(948)	2,954
Equity Income (Loss)	2,676	3,415	(851)
Teekay Parent [Member] | Offshore Production [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Depreciation and Amortization	(70,855)	(69,508)	(78,630)
Asset Impairments, Loan Loss Recoveries, and Net (Loss) Gain on Sale of Vessels, Equipment and Other Operating Assets	(110)	(948)	3,456
Equity Income (Loss)	(575)	(12,196)	(1,357)
Teekay Parent [Member] | Conventional Tankers [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Depreciation and Amortization	(1,717)	(2,852)	(2,216)
Asset Impairments, Loan Loss Recoveries, and Net (Loss) Gain on Sale of Vessels, Equipment and Other Operating Assets	(12,487)	0	(502)
Equity Income (Loss)	5,089	16,712	3,052
Teekay Parent [Member] | Other [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Depreciation and Amortization	449	451	774
Asset Impairments, Loan Loss Recoveries, and Net (Loss) Gain on Sale of Vessels, Equipment and Other Operating Assets	0	0	0
Equity Income (Loss)	$ (1,838)	$ (1,101)	$ (2,546)